Long-term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term Debt

8. Long-term Debt:

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2021 and 2022, are analyzed as follows:

	December 31,
	2022	2023
Vessel (Borrower)
(a) “Pyxis Malou” (Fourthone)	$6,616	$—
(b) “Pyxis Theta” (Seventhone)	12,550	11,350
(c) “Pyxis Epsilon” (Eighthone)	14,900	—
(d) “Pyxis Karteria” (Tenthone)	11,800	14,150
(a) “Pyxis Lamda” (Eleventhone)	19,884	17,390
(e) “Konkar Ormi” (Dryone)	—	18,600
Total	$65,750	$61,490

Current portion	$6,100	$5,777
Less: Current portion of deferred financing costs	(271)	(197)
Current portion of long-term debt, net of deferred financing costs, current	$5,829	$5,580

Long-term portion	$59,650	$55,713
Less: Non-current portion of deferred financing costs	(603)	(343)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,047	$55,370

(a) On December 20, 2021, Fourthone and Eleventhone concluded as joint and several borrowers a loan agreement with Alpha Bank in order to refinance the existing facility of the “Pyxis Malou” and to partly finance the acquisition of the “Pyxis Lamda”. On the same date, Fourthone drew down an amount of $7,320 and fully settled the previous loan facility outstanding balance of $7,320 and Eleventhone drew down an amount of $21,680, upon the delivery of “Pyxis Lamda”,

On March 23, 2023 the Company sold the “Pyxis Malou” for a sale price of $24.8 million in cash to an unaffiliated buyer located in the United Kingdom. After the repayment of Fourthone’s outstanding indebtedness secured by this vessel and the payment of various transaction costs, the Company received cash proceeds of $18.9 million. Further, Eleventhone prepaid amount of $750 of the “Pyxis Lamda” facility to reduce the outstanding loan balance.

As of December 31, 2023, the outstanding balance of the Eleventhone loan of $17,390 is repayable in 12 consecutive quarterly installments of $432 each, the first falling due in March 2024, and the last installment accompanied by a balloon payment of $12,210 falling due in December 2026. The loan bears interest at SOFR plus a margin of 3.15% per annum. Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreements:

Covenants:

●	The borrowers undertook to maintain minimum deposit with the bank of $750 at all times, (which shall be reduced to the amount of $500, upon receipt of time charter employment).
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is
●	not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis. As of December 31, 2023, the requirement was met as such ratio was 32.2%, or 42.8% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the vessels, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(b) As of December 31, 2023, the outstanding balance of the Seventhone loan of $11,350 is repayable in 7 consecutive quarterly installments of $300 each, the first falling due in April 2024, and the last installment accompanied by a balloon payment of $9,250 falling due in July 2025. The loan bears interest at SOFR plus a margin of 3.35% per annum.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

Covenants:

●	The Borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the Corporate Guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the Borrower is entitled to distribute dividends to Pyxis. As of December 31, 2023, the requirement was met as such ratio was 32.2%, or 42.8% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the “Pyxis Theta”, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 20% of the shares and voting rights in the Corporate Guarantor remain in the ultimate legal and beneficial ownership of the Beneficial shareholders.

(c) On December 15, 2023, Eighthone delivered the “Pyxis Epsilon”, a 2015 built 50,295 dwt medium range product tanker to an unaffiliated buyer located in the United States. After the repayment of the outstanding indebtedness secured by the vessel and the payment of various transaction costs, the Company received $26.8 million in net cash proceeds.

(d) On July 9, 2021, Tenthone entered into a loan agreement with lender, Vista Bank, for an amount of $13,500 loan, in order to partly finance the acquisition cost of the vessel “Pyxis Karteria”. The Company drew down the amount of $13,500 upon delivery of the vessel in July 2021. On March 13, 2023, the Company completed the debt refinancing of the “Pyxis Karteria”, a 2013 built vessel with a $15.5 million five year secured loan from a new lender, Piraeus Bank, S.A. Loan principal is repayable over 5 years with quarterly amortization. As of December 31, 2023, the Tenthone outstanding loan balance amounting to $14,150 is repayable in 17 quarterly installments amounting to $450 the first and $300 each for the rest, with the last installment accompanied by a balloon payment of $8,900 falling due in March 2028. The loan bears interest at SOFR plus a margin of 2.7% per annum.

Standard loan covenants of the Tenthone loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $ $900 reduced to average $500 after 6 months.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of December 31, 2023, the requirement was met as such ratio was 32.2%, or 42.8% lower than the required threshold.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2 million and (ii) 3% of the total debt excluding any promissory note.

(e) In Mid-September, Pyxis acquired the 2016 Japanese built Ultramax dry-bulk carrier “Konkar Ormi”. The purchase of “Konkar Ormi” for $28.5 million, was funded by a $19.0 million secured five-year bank loan and cash in hand. The delivery of the vessel occurred on September 14, 2023. As of December 31, 2023, the outstanding loan balance amounting to $18,600 is repayable in 19 quarterly installments the first three amounting to $400 and the rest $300 each, with the last installment accompanied by a balloon payment of $12,600 falling due in September 2028. The loan bears interest at SOFR plus a margin of 2.35% per annum. Standard loan covenants of the loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $ $800 for the first year and nil thereafter assuming that the outstanding amount of the loan at that time expressed as a percentage of the valuation amount (LTV) does not exceed 65%.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of December 31, 2023, the requirement was met as such ratio was 32.2%, or 42.8% lower than the required threshold.
●	MSC is to be at least 130% of the respective outstanding loan balance.

As of December 31, 2023, the Company elected to apply, to its loan contracts that replaced LIBOR with SOFR, the optional expedient of ASU No. 2020-04, “Reference Rate Reform” (Topic 848-20-15-2 through 15-3 - Contract Modifications). According to this expedient, entities with contract modifications within the scope of Topic 470, for which the terms that are modified solely related to directly replacing a reference rate with another interest rate index, are allowed to account for the modification as if it is not substantial. Thus, the original and new contract are accounted for as if they were not substantial different from one another and the modification shall not be accounted for in the same manner as a debt extinguishment.

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements.

As of December 31, 2023, the company was in compliance with the applicable financial and other covenants contained in its bank loan agreements described above.

The annual principal payments required to be made after December 31, 2023, are as follows:

To December 31,	Amount
2024	$5,777
2025	14,277
2026	16,337
2027	2,400
2028	22,699
Total	$61,490

Total interest expense on long-term debt and the Promissory Note for the years ended December 31, 2021, 2022 and 2023, amounted to $2,963, $4,148 and $5,552 respectively, and is included in Interest and finance costs, net (Note 13) in the accompanying Consolidated Statements of Comprehensive Income. The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2021, 2022 and 2023, was 5.04%, 5.41% and 8.21% per annum, including the Promissory Note discussed in Note 3, respectively.